Earnings per share - Result attributable to ordinary shares (Details) - USD ($)		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit/(loss) for the period			$ 870,829,138	$ 858,026,940	$ 203,251,347
Weighted average number of ordinary shares (in shares)	201,783,532	202,233,997	196,041,579	201,901,743	201,747,963	201,677,981
Basic earnings per share (in dollars per share)			$ 4.44	$ 4.25	$ 1.01